Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of intangible assets, useful lives	Amortization expense is recognized ratably over the following periods:

Product rights	Estimated economic life
License rights	Term of license agreement
Patents	Life of patent